WARRANT LIABILITIES (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of warrants or rights, outstanding	3,850,000
DHC Acquisition Corp [Member]
Number of days after consummation of business combination within which registration with securities exchange commission shall be effective	60 days
DHC Acquisition Corp [Member] | Common Class A [Member] | Event Triggering Adjustment To Exercise Price Of Warrants [Member]
Sale of stock issue price per share	$ 9.20
Proceeds to be used for business combination as a percentage of total equity proceeds	60.00%
Number of trading days for determining volume weighted average trading price of the ordinary shares	20 days
Volume weighted average trading price of shares	$ 9.20
Class of warrants or rights, Exercise price as a percentage of newly issued price	115.00%
Newly issued price per share	$ 18.00
DHC Acquisition Corp [Member] | Common Class A [Member] | Event Triggering Adjustment To Exercise Price Of Warrants [Member] | Warrant Exercise Price Two [Member]
Class of warrants or rights, Exercise price as a percentage of newly issued price	180.00%
DHC Acquisition Corp [Member] | Common Class A [Member] | Share Redemption Triger Price [Member] | Share Price Ten Usd [Member]
Share price	$ 10.00
Public Warrants [Member] | DHC Acquisition Corp [Member]
Class of warrants or rights, outstanding	10,315,024	10,315,024
Class of warrants or rights period after which the warrants or rights are exercisable	1 year
Class of warrant or right days from which warrants or rights exercisable	30 days
Class of warrants or rights period after which the warrants or rights are exercisable	5 years
Public Warrants [Member] | DHC Acquisition Corp [Member] | Redemption Trigger Price One [Member] | Common Class A [Member]
Share price	$ 18.00
Class of warrants or rights, redemption price per warrant or right	$ 0.01
Class of warrants or rights, notice of redemption period	30 days
Number of trading days determining closing price of ordinary shares	20 days
Number of consecutive trading days for determining the closing price of shares	30 days
Period during which the registered propsectus shall be available for warrant redemption	30 days
Public Warrants [Member] | DHC Acquisition Corp [Member] | Redemption Trigger Price Two [Member] | Common Class A [Member]
Share price	$ 10.00
Class of warrants or rights, redemption price per warrant or right	$ 0.10
Class of warrants or rights, notice of redemption period	30 days
Number of trading days determining closing price of ordinary shares	20 days
Number of consecutive trading days for determining the closing price of shares	30 days
Private Placement Warrants [Member] | DHC Acquisition Corp [Member]
Class of warrants or rights, outstanding	6,126,010	6,126,010
Class of warrants or rights lock in period	30 days
Private Placement Warrants [Member] | DHC Acquisition Corp [Member] | Common Class A [Member]
Share price	$ 18.00
Number of trading days determining closing price of ordinary shares	20 days
Number of consecutive trading days for determining the closing price of shares	30 days